Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

19. Subsequent events

On March 1, 2023, Weibo Holding (Singapore) Pte. Ltd., the Company’s wholly owned subsidiary, entered into certain share purchase agreement with ShowWorld Holding Limited, an indirect subsidiary of Sina Corporation, pursuant to which Weibo Holding (Singapore) Pte. Ltd. agreed to purchase all equity interests in ShowWorld HongKong Limited, a wholly-owned subsidiary of ShowWorld Holding Limited and an entity holding 332,615,750 shares of INMYSHOW Digital Technology (Group) Co., Ltd. for an aggregate consideration of approximately RMB2.16 billion in cash, payable in U.S. dollar. INMYSHOW is a Shanghai Stock Exchange-listed company (SSE: 600556).

Immediately following the consummation of the transaction and together with the Group’s existing shareholding in INMYSHOW, the Group will in the aggregate beneficially own 480,342,364 shares of INMYSHOW, representing approximately 26.57% of its total issued shares.